Equity Instruments (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 1,018,000	$ 500,000
Unrecognized expense at March 31, 2016	$ 1,554,000
Weighted average remaining years to vest (in years)	2 years 10 months 24 days
Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at March 31, 2016					$ 0
Weighted average remaining years to vest (in years)					0 years
Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at March 31, 2016					$ 0
Weighted average remaining years to vest (in years)					0 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 296,000	$ 272,000	$ 547,000	$ 750,000
Research and Development Expense [Member] | Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 92,000	38,000
Research and Development Expense [Member] | Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					427,000	206,000
Research and Development Expense [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	38,000	115,000	63,000	323,000
General and Administrative Expense [Member] | Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					183,000	104,000
General and Administrative Expense [Member] | Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense					$ 316,000	$ 152,000
General and Administrative Expense [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 258,000	$ 157,000	$ 484,000	$ 427,000